Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000062188 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000062188 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000062188 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000062188 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062188 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062188 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062188 | Coca-Cola Co.___BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062188 | Toronto-Dominion Bank___BNY-2897222
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062188 | Intuit, Inc.___BNY-461202103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062188 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062188 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062188 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000062188 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000062188 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000062188 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000062188 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000062188 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000062188 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000062188 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062188 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000062188 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000062188 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000062188 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000062188 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062188 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000062188 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000062188 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062188 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062188 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062188 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062188 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062188 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062188 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062188 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000062188 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000062188 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000062188 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000062187 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000062187 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000062187 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000062187 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062187 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062187 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062187 | Coca-Cola Co.___BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062187 | Toronto-Dominion Bank___BNY-2897222
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062187 | Intuit, Inc.___BNY-461202103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062187 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062187 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062187 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000062187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000062187 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000062187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000062187 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000062187 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000062187 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000062187 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062187 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000062187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000062187 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000062187 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000062187 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062187 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000062187 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000062187 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062187 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062187 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062187 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062187 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062187 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062187 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062187 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000062187 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000062187 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000062187 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000057556 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000057556 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057556 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057556 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057556 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000057556 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000057556 | Coca-Cola Co.___BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000057556 | Toronto-Dominion Bank___BNY-2897222
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057556 | Intuit, Inc.___BNY-461202103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057556 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057556 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000057556 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000057556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000057556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000057556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000057556 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000057556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000057556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000057556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000057556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000057556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000057556 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000057556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057556 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057556 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000057556 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000057556 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057556 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057556 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057556 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000057556 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057556 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057556 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000057556 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000057556 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000057556 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000057556 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000074921 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000074921 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074921 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074921 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074921 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074921 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074921 | Coca-Cola Co.___BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074921 | Toronto-Dominion Bank___BNY-2897222
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074921 | Intuit, Inc.___BNY-461202103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074921 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074921 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074921 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000074921 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000074921 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000074921 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000074921 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000074921 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000074921 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000074921 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000074921 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000074921 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000074921 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074921 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074921 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074921 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074921 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074921 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074921 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074921 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074921 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074921 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074921 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074921 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074921 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000074921 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000074921 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000074921 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000200207 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000200207 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200207 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200207 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000200207 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200207 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000200207 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200207 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200207 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200207 | Citigroup, Inc.___BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200207 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000200207 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000200207 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000200207 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000200207 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200207 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000200207 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200207 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200207 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000200207 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200207 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200207 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200207 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000200207 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000200207 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200207 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000023722 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023722 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023722 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023722 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000023722 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000023722 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000023722 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000023722 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023722 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023722 | Citigroup, Inc.___BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023722 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000023722 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000023722 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000023722 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000023722 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023722 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000023722 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023722 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023722 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000023722 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023722 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023722 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023722 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000023722 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000023722 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023722 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000023723 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023723 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023723 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023723 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000023723 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000023723 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000023723 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000023723 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023723 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023723 | Citigroup, Inc.___BNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023723 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000023723 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000023723 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000023723 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000023723 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023723 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000023723 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023723 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023723 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000023723 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023723 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023723 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023723 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000023723 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000023723 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023723 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000023724 | Ciena Corp.___BNY-171779309
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023724 | Curtiss-Wright Corp.___BNY-231561101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023724 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023724 | Pure Storage, Inc.__Class A_BNY-74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023724 | Royal Gold, Inc.___BNY-780287108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023724 | Equitable Holdings, Inc.___BNY-29452E101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023724 | Jones Lang LaSalle, Inc.___BNY-48020Q107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023724 | Evercore, Inc.__Class A_BNY-29977A105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023724 | TopBuild Corp.___BNY-89055F103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023724 | Acuity Brands, Inc.___BNY-00508Y102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023724 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000023724 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000023724 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000023724 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023724 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023724 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000023724 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023724 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023724 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000023724 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000023724 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023724 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023724 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000023724 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000023724 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000023724 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023725 | Ciena Corp.___BNY-171779309
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023725 | Curtiss-Wright Corp.___BNY-231561101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023725 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023725 | Pure Storage, Inc.__Class A_BNY-74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023725 | Royal Gold, Inc.___BNY-780287108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023725 | Equitable Holdings, Inc.___BNY-29452E101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023725 | Jones Lang LaSalle, Inc.___BNY-48020Q107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023725 | Evercore, Inc.__Class A_BNY-29977A105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023725 | TopBuild Corp.___BNY-89055F103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023725 | Acuity Brands, Inc.___BNY-00508Y102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023725 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000023725 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000023725 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000023725 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023725 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023725 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000023725 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023725 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023725 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000023725 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000023725 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023725 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023725 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000023725 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000023725 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000023725 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023726 | Piper Sandler Cos.___BNY-724078100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023726 | Arrowhead Pharmaceuticals, Inc.___BNY-04280A100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | Franklin Electric Co., Inc.___BNY-353514102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | EnPro Industries, Inc.___BNY-29355X107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | Cushman & Wakefield Ltd.___BNY-G2717C106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023726 | Urban Outfitters, Inc.___BNY-917047102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023726 | Zurn Elkay Water Solutions Corp.___BNY-98983L108
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023726 | First BanCorp/Puerto Rico___BNY-318672706
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023726 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000023726 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000023726 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000023726 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023726 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023726 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000023726 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023726 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023726 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000023726 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023726 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000023726 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023726 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000023726 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000023726 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000023726 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023727 | Piper Sandler Cos.___BNY-724078100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023727 | Arrowhead Pharmaceuticals, Inc.___BNY-04280A100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | Franklin Electric Co., Inc.___BNY-353514102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | EnPro Industries, Inc.___BNY-29355X107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | Cushman & Wakefield Ltd.___BNY-G2717C106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023727 | Urban Outfitters, Inc.___BNY-917047102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023727 | Zurn Elkay Water Solutions Corp.___BNY-98983L108
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023727 | First BanCorp/Puerto Rico___BNY-318672706
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023727 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000023727 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000023727 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000023727 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023727 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023727 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000023727 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023727 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023727 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000023727 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023727 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000023727 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023727 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000023727 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000023727 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000023727 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000060418 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060418 | Roche Holding AG___BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060418 | AstraZeneca PLC___BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060418 | HSBC Holdings PLC___BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060418 | Novartis AG___BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060418 | Nestle SA___BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060418 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060418 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060418 | Siemens AG___BNY-5727973
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060418 | Toyota Motor Corp.___BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060418 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060418 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000060418 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000060418 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000060418 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000060418 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060418 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000060418 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000060418 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000060418 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060418 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000060418 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060418 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000060418 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000060418 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000060418 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000060418 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060418 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000060418 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000060418 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000060418 | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000060418 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000060418 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000060418 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000060418 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060418 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060419 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060419 | Roche Holding AG___BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060419 | AstraZeneca PLC___BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060419 | HSBC Holdings PLC___BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060419 | Novartis AG___BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060419 | Nestle SA___BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060419 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060419 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060419 | Siemens AG___BNY-5727973
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060419 | Toyota Motor Corp.___BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060419 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060419 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000060419 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000060419 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000060419 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000060419 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060419 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000060419 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000060419 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000060419 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060419 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000060419 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060419 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000060419 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000060419 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000060419 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000060419 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060419 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000060419 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000060419 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000060419 | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000060419 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000060419 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000060419 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000060419 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060419 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060420 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060420 | Roche Holding AG___BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060420 | AstraZeneca PLC___BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060420 | HSBC Holdings PLC___BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060420 | Novartis AG___BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060420 | Nestle SA___BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060420 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060420 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060420 | Siemens AG___BNY-5727973
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060420 | Toyota Motor Corp.___BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060420 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060420 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000060420 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000060420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000060420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000060420 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060420 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000060420 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000060420 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000060420 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000060420 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060420 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000060420 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000060420 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000060420 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000060420 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060420 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000060420 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000060420 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000060420 | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000060420 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000060420 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000060420 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000060420 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060420 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000074922 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074922 | Roche Holding AG___BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074922 | AstraZeneca PLC___BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074922 | HSBC Holdings PLC___BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074922 | Novartis AG___BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074922 | Nestle SA___BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074922 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074922 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074922 | Siemens AG___BNY-5727973
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074922 | Toyota Motor Corp.___BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074922 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074922 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000074922 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000074922 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000074922 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000074922 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074922 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000074922 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000074922 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074922 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074922 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000074922 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074922 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000074922 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000074922 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000074922 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074922 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074922 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000074922 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000074922 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000074922 | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000074922 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000074922 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000074922 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000074922 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074922 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076102 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076102 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000076102 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000076102 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000076102 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000076102 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000076102 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076102 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076102 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076102 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076102 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000076102 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000076102 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000076102 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000076102 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000076102 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000076102 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076102 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000076102 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000076102 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076102 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076102 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076102 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076102 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076102 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076102 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000076102 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076103 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076103 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000076103 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000076103 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000076103 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000076103 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000076103 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076103 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076103 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076103 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076103 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000076103 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000076103 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000076103 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000076103 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000076103 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000076103 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076103 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000076103 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000076103 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076103 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076103 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076103 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076103 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076103 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076103 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000076103 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076104 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076104 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000076104 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000076104 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000076104 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000076104 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000076104 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076104 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076104 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076104 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076104 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000076104 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000076104 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000076104 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000076104 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000076104 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000076104 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076104 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000076104 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000076104 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076104 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076104 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076104 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076104 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076104 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076104 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000076104 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060424 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000060424 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060424 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000060424 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000060424 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000060424 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000060424 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060424 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060424 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000060424 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060424 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000060424 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000060424 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000060424 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000060424 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060424 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000060424 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060424 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000060424 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000060424 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060424 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060424 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000060424 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060424 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060424 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060424 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060424 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000060424 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000060425 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000060425 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060425 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000060425 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000060425 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000060425 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000060425 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060425 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060425 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000060425 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060425 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000060425 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000060425 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000060425 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000060425 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060425 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000060425 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060425 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000060425 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000060425 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060425 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060425 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000060425 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060425 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060425 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060425 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060425 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000060425 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000060426 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000060426 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060426 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000060426 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000060426 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000060426 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000060426 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060426 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060426 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000060426 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060426 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000060426 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000060426 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000060426 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000060426 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060426 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000060426 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060426 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000060426 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000060426 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060426 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060426 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000060426 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060426 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060426 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060426 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060426 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000060426 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074924 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074924 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000074924 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000074924 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000074924 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000074924 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000074924 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074924 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074924 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074924 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074924 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000074924 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000074924 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000074924 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000074924 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000074924 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000074924 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074924 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074924 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000074924 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074924 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074924 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074924 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074924 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074924 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074924 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074924 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000074924 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000076109 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076109 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076109 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076109 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076109 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076109 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000076109 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000076109 | Exxon Mobil Corp.___BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000076109 | Walmart, Inc.___BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076109 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076109 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000076109 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000076109 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000076109 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000076109 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000076109 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000076109 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076109 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000076109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000076109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076109 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076109 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076109 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000076109 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000076109 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076109 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000076109 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076106 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076106 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076106 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076106 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076106 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076106 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000076106 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000076106 | Exxon Mobil Corp.___BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000076106 | Walmart, Inc.___BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076106 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000076106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000076106 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000076106 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000076106 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000076106 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000076106 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076106 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000076106 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000076106 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076106 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076106 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076106 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076106 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000076106 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000076106 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076106 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000076106 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076107 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076107 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076107 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076107 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076107 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076107 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000076107 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000076107 | Exxon Mobil Corp.___BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000076107 | Walmart, Inc.___BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076107 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076107 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000076107 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000076107 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000076107 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000076107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000076107 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000076107 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000076107 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000076107 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000076107 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076107 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076107 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076107 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076107 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000076107 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000076107 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076107 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000076107 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076111 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000076111 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076111 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076111 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076111 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076111 | Vertiv Holdings Co.__Class A_BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076111 | Carvana Co.___BNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076111 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076111 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076111 | Alnylam Pharmaceuticals, Inc.___BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076111 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000076111 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000076111 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000076111 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000076111 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076111 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000076111 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076111 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076111 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000076111 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076111 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076111 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076111 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076111 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076111 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076111 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076111 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000076111 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076112 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000076112 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076112 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076112 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076112 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076112 | Vertiv Holdings Co.__Class A_BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076112 | Carvana Co.___BNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076112 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076112 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076112 | Alnylam Pharmaceuticals, Inc.___BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000076112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000076112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000076112 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000076112 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076112 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000076112 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076112 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000076112 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076112 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076112 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076112 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076112 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076112 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076112 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076112 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000076112 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076113 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000076113 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076113 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076113 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076113 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076113 | Vertiv Holdings Co.__Class A_BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076113 | Carvana Co.___BNY-146869102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076113 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076113 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076113 | Alnylam Pharmaceuticals, Inc.___BNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000076113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000076113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000076113 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000076113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076113 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000076113 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000076113 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076113 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076113 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076113 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076113 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076113 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076113 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000076113 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000076113 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000060427 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000060427 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060427 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | Robinhood Markets, Inc.__Class A_BNY-770700102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000060427 | Bank of New York Mellon Corp.___BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060427 | Cummins, Inc.___BNY-231021106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060427 | Corning, Inc.___BNY-219350105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | Warner Bros Discovery, Inc.___BNY-934423104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060427 | Quanta Services, Inc.___BNY-74762E102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000060427 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000060427 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000060427 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060427 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060427 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000060427 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060427 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000060427 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000060427 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000060427 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000060427 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060427 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060427 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000060427 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000060427 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000060427 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060427 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060428 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000060428 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060428 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | Robinhood Markets, Inc.__Class A_BNY-770700102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000060428 | Bank of New York Mellon Corp.___BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060428 | Cummins, Inc.___BNY-231021106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060428 | Corning, Inc.___BNY-219350105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | Warner Bros Discovery, Inc.___BNY-934423104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060428 | Quanta Services, Inc.___BNY-74762E102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000060428 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000060428 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000060428 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060428 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060428 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000060428 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060428 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000060428 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000060428 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000060428 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000060428 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060428 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060428 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000060428 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000060428 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000060428 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060428 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060429 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000060429 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060429 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | Robinhood Markets, Inc.__Class A_BNY-770700102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000060429 | Bank of New York Mellon Corp.___BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060429 | Cummins, Inc.___BNY-231021106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060429 | Corning, Inc.___BNY-219350105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | Warner Bros Discovery, Inc.___BNY-934423104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060429 | Quanta Services, Inc.___BNY-74762E102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000060429 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000060429 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000060429 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060429 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060429 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000060429 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060429 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000060429 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000060429 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000060429 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000060429 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060429 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060429 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000060429 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000060429 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000060429 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060429 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074925 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074925 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074925 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | Robinhood Markets, Inc.__Class A_BNY-770700102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074925 | Bank of New York Mellon Corp.___BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074925 | Cummins, Inc.___BNY-231021106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074925 | Corning, Inc.___BNY-219350105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | Warner Bros Discovery, Inc.___BNY-934423104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074925 | Quanta Services, Inc.___BNY-74762E102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000074925 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000074925 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000074925 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074925 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000074925 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000074925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000074925 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000074925 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000074925 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000074925 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000074925 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074925 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074925 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000074925 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000074925 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000074925 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074925 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060430 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000060430 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060430 | Fabrinet___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060430 | IonQ, Inc.___BNY-46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060430 | EchoStar Corp.__Class A_BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060430 | Nextracker, Inc.__Class A_BNY-65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060430 | Kratos Defense & Security Solutions, Inc.___BNY-50077B207
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060430 | Guardant Health, Inc.___BNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060430 | Bridgebio Pharma, Inc.___BNY-10806X102
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060430 | Hecla Mining Co.___BNY-422704106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060430 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000060430 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000060430 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000060430 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060430 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060430 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000060430 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000060430 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060430 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000060430 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000060430 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000060430 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000060430 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000060430 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000060430 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000060430 | Investment_SecurityTypeCode_Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000060431 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000060431 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060431 | Fabrinet___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060431 | IonQ, Inc.___BNY-46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060431 | EchoStar Corp.__Class A_BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060431 | Nextracker, Inc.__Class A_BNY-65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060431 | Kratos Defense & Security Solutions, Inc.___BNY-50077B207
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060431 | Guardant Health, Inc.___BNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060431 | Bridgebio Pharma, Inc.___BNY-10806X102
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060431 | Hecla Mining Co.___BNY-422704106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060431 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000060431 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000060431 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000060431 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060431 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060431 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000060431 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000060431 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060431 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000060431 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000060431 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000060431 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000060431 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000060431 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000060431 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000060431 | Investment_SecurityTypeCode_Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000060432 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000060432 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060432 | Fabrinet___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060432 | IonQ, Inc.___BNY-46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060432 | EchoStar Corp.__Class A_BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060432 | Nextracker, Inc.__Class A_BNY-65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060432 | Kratos Defense & Security Solutions, Inc.___BNY-50077B207
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060432 | Guardant Health, Inc.___BNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060432 | Bridgebio Pharma, Inc.___BNY-10806X102
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060432 | Hecla Mining Co.___BNY-422704106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060432 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000060432 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000060432 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000060432 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060432 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060432 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000060432 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000060432 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060432 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000060432 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000060432 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000060432 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000060432 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000060432 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000060432 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000060432 | Investment_SecurityTypeCode_Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000074926 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074926 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074926 | Fabrinet___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074926 | IonQ, Inc.___BNY-46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074926 | EchoStar Corp.__Class A_BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074926 | Nextracker, Inc.__Class A_BNY-65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074926 | Kratos Defense & Security Solutions, Inc.___BNY-50077B207
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074926 | Guardant Health, Inc.___BNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074926 | Bridgebio Pharma, Inc.___BNY-10806X102
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074926 | Hecla Mining Co.___BNY-422704106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074926 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000074926 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000074926 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000074926 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074926 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074926 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000074926 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074926 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000074926 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000074926 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000074926 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000074926 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000074926 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000074926 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000074926 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000074926 | Investment_SecurityTypeCode_Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000074663 | Guardant Health, Inc.___BNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074663 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074663 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074663 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074663 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074663 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074663 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074663 | Genworth Financial, Inc.__Class A_BNY-37247D106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074663 | Progyny, Inc.___BNY-74340E103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074663 | CareTrust REIT, Inc.___BNY-14174T107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074663 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000074663 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000074663 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000074663 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000074663 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074663 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000074663 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000074663 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074663 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000074663 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000074663 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074663 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074663 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000074663 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000074663 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000074663 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000074663 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000074663 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023730 | Guardant Health, Inc.___BNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023730 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023730 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023730 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023730 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023730 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023730 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023730 | Genworth Financial, Inc.__Class A_BNY-37247D106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023730 | Progyny, Inc.___BNY-74340E103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023730 | CareTrust REIT, Inc.___BNY-14174T107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023730 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000023730 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000023730 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000023730 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000023730 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023730 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000023730 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023730 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023730 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000023730 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000023730 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023730 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023730 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023730 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000023730 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000023730 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023730 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000023730 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163202 | Guardant Health, Inc.___BNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163202 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163202 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163202 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163202 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163202 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163202 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163202 | Genworth Financial, Inc.__Class A_BNY-37247D106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163202 | Progyny, Inc.___BNY-74340E103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163202 | CareTrust REIT, Inc.___BNY-14174T107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163202 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000163202 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000163202 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000163202 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163202 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000163202 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000163202 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000163202 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163202 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000163202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000163202 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000163202 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163202 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163202 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000163202 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000163202 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163202 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000163202 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023731 | Guardant Health, Inc.___BNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023731 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023731 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023731 | Alignment Healthcare, Inc.___BNY-01625V104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023731 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023731 | Hancock Whitney Corp.___BNY-410120109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023731 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023731 | Genworth Financial, Inc.__Class A_BNY-37247D106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023731 | Progyny, Inc.___BNY-74340E103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023731 | CareTrust REIT, Inc.___BNY-14174T107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023731 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000023731 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000023731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000023731 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000023731 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023731 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000023731 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023731 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023731 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000023731 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000023731 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023731 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023731 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023731 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000023731 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000023731 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023731 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000023731 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000060421 | United States Treasury Notes_4.0__BNY-91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000060421 | United States Treasury Notes_3.375__BNY-91282CPS4
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000060421 | United States Treasury Notes_3.5__BNY-91282CPP0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060421 | United States Treasury Notes_3.625__BNY-91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060421 | United States Treasury Bonds_4.75__BNY-912810UK2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060421 | United States Treasury Bonds_4.625__BNY-912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060421 | United States Treasury Notes_3.875__BNY-91282CPQ8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060421 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XF2C4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060421 | Uniform Mortgage-Backed Securities_2.5__BNY-3133B4HZ1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060421 | Uniform Mortgage-Backed Securities_2.0__BNY-31418DZ21
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060421 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000060421 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060421 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060421 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060421 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060421 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000060421 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000060421 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000060422 | United States Treasury Notes_4.0__BNY-91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000060422 | United States Treasury Notes_3.375__BNY-91282CPS4
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000060422 | United States Treasury Notes_3.5__BNY-91282CPP0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060422 | United States Treasury Notes_3.625__BNY-91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060422 | United States Treasury Bonds_4.75__BNY-912810UK2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060422 | United States Treasury Bonds_4.625__BNY-912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060422 | United States Treasury Notes_3.875__BNY-91282CPQ8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060422 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XF2C4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060422 | Uniform Mortgage-Backed Securities_2.5__BNY-3133B4HZ1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060422 | Uniform Mortgage-Backed Securities_2.0__BNY-31418DZ21
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060422 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000060422 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060422 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060422 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060422 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060422 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000060422 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000060422 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000060423 | United States Treasury Notes_4.0__BNY-91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000060423 | United States Treasury Notes_3.375__BNY-91282CPS4
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000060423 | United States Treasury Notes_3.5__BNY-91282CPP0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060423 | United States Treasury Notes_3.625__BNY-91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060423 | United States Treasury Bonds_4.75__BNY-912810UK2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060423 | United States Treasury Bonds_4.625__BNY-912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060423 | United States Treasury Notes_3.875__BNY-91282CPQ8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060423 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XF2C4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060423 | Uniform Mortgage-Backed Securities_2.5__BNY-3133B4HZ1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060423 | Uniform Mortgage-Backed Securities_2.0__BNY-31418DZ21
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060423 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000060423 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060423 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060423 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060423 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060423 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000060423 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000060423 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000074923 | United States Treasury Notes_4.0__BNY-91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000074923 | United States Treasury Notes_3.375__BNY-91282CPS4
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000074923 | United States Treasury Notes_3.5__BNY-91282CPP0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000074923 | United States Treasury Notes_3.625__BNY-91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000074923 | United States Treasury Bonds_4.75__BNY-912810UK2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074923 | United States Treasury Bonds_4.625__BNY-912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074923 | United States Treasury Notes_3.875__BNY-91282CPQ8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074923 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XF2C4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074923 | Uniform Mortgage-Backed Securities_2.5__BNY-3133B4HZ1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074923 | Uniform Mortgage-Backed Securities_2.0__BNY-31418DZ21
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074923 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000074923 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074923 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074923 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074923 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074923 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000074923 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000074923 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000240433 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000240433 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240433 | Samsung Electronics Co. Ltd.___BNY-6773812
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240433 | Alibaba Group Holding Ltd.___BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240433 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240433 | HDFC Bank Ltd.___BNY-BK1N461
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240433 | Reliance Industries Ltd.___BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240433 | China Construction Bank Corp.__Class H_BNY-B0LMTQ3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240433 | Hon Hai Precision Industry Co. Ltd.___BNY-6438564
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240433 | Xiaomi Corp.__Class B_BNY-BG0ZMJ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240433 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240433 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000240433 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000240433 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000240433 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240433 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000240433 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240433 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000240433 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240433 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240433 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000240433 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240433 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000240433 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240433 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000240433 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240433 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240433 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240433 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240433 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240433 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240433 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240433 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000240433 | India
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000240433 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000240433 | China
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000240434 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240434 | Roche Holding AG___BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240434 | AstraZeneca PLC___BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240434 | HSBC Holdings PLC___BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240434 | Novartis AG___BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240434 | Nestle SA___BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240434 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240434 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240434 | Siemens AG___BNY-5727973
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240434 | Toyota Motor Corp.___BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240434 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240434 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000240434 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000240434 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000240434 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000240434 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240434 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000240434 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000240434 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240434 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240434 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000240434 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240434 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240434 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240434 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000240434 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240434 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240434 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000240434 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000240434 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240434 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240434 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000240434 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000240434 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000240434 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240434 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000240435 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240435 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240435 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240435 | Robinhood Markets, Inc.__Class A_BNY-770700102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240435 | Bank of New York Mellon Corp.___BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240435 | Cummins, Inc.___BNY-231021106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240435 | Corning, Inc.___BNY-219350105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240435 | Warner Bros Discovery, Inc.___BNY-934423104
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240435 | Quanta Services, Inc.___BNY-74762E102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240435 | iShares Russell Mid-Cap ETF___BNY-464287499
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240435 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000240435 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000240435 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000240435 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240435 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240435 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000240435 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240435 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000240435 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000240435 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000240435 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000240435 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240435 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240435 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000240435 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000240435 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000240435 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240435 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240436 | Credo Technology Group Holding Ltd.___BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240436 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240436 | Fabrinet___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240436 | IonQ, Inc.___BNY-46222L108
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240436 | EchoStar Corp.__Class A_BNY-278768106
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240436 | Nextracker, Inc.__Class A_BNY-65290E101
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240436 | Kratos Defense & Security Solutions, Inc.___BNY-50077B207
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240436 | Guardant Health, Inc.___BNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240436 | Bridgebio Pharma, Inc.___BNY-10806X102
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240436 | Hecla Mining Co.___BNY-422704106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240436 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000240436 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000240436 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000240436 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240436 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240436 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000240436 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240436 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240436 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000240436 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240436 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240436 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240436 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000240436 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000240436 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000240436 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.30%